Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Interest income on financial assets not at FVTPL	$ 483	$ 955	$ 661
Interest income on financial assets classified at FVTPL	48	102	15
Total interest income	531	1,057	676
Interest expense on financial liabilities not at FVTPL	1,856	710	513
Interest expense on financial liabilities classified at FVTPL	25	30	989
Total interest expense	1,881	740	1,502
Dividend income on financial assets at FVTPL	0	0	168
Dividend income on financial assets classified not at FVTPL	0	0	0
Net gain on financial assets at FVTPL	692	1,142	3,785
Loss on loan payable at FVTPL	(549)	(979)	(167)
Reversal of impairment on securities measured at FVTOCI	$ 3	$ (3)	$ 3